Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6. Intangible Assets

Intangible assets consist of costs incurred to establish the Worksport Tri-Fold and Smart Fold patent technology, Worksport trademarks, as well as the Company’s website. The patent was issued in 2014 and 2019. The patent will be amortized on a straight-line basis over its useful life of 25 years. The Company’s trademark and website are reassessed every year for amortization/impairment; the Company has determined that amortization/impairment is not necessary for the current year ended December 31, 2020. The change in intangible assets for the years ending December 31, 2020 and 2019 are as follows:

	2020
	Patent	Website	Trademarks	Total
Cost
Balance–January 1, 2020	$51,250	$3,500	$4,644	$59,394
Additions	7,456	-	506	7,962
Balance–December 31, 2020	$58,706	$3,500	$5,150	$67,356

Accumulated Depreciation
Balance–January 1, 2020	$(2,249)	$-	$-	$(2,249)
Additions	(2,159)	-	-	(2,159)
Balance–December 31, 2020	$(4,408)	$-	$-	$(4,408)

Net amount as at December 31, 2020	$54,298	$3,500	$5,150	$62,948

	2019
	Patent	Website	Trademarks	Total
Cost
Balance–January 1, 2019	$10,574	$3,500	$-	$14,074
Additions	40,676	-	4,644	45,320
Balance–December 31, 2019	$51,250	$3,500	$4,644	$59,394

Accumulated Depreciation
Balance–January 1, 2019	$(1,401)	$-	$-	$(1,401)
Additions	(848)	-	-	(848)
Balance–December 31, 2019	$(2,249)	$-	$-	$(2,249)

Net amount as at December 31, 2019	$49,001	$3,500	$4,644	$57,145

Amortization of the patent over the next five years and beyond December 31, 2020 is as follows:

2021	$2,160
2022	$2,160
2023	$2,160
2024	$2,160
2025	$2,160
2026 and later	$38,201